Discontinued operations	6 Months Ended
Jun. 30, 2024
Discontinued operations [Abstract]
Discontinued operations
3.	Discontinued operations:

The Company’s discontinued operations relate to the operations of Toro, Elektra and the subsidiaries formerly comprising the Company’s Aframax/LR2 and Handysize tanker segments following completion of the Spin-Off on March 7, 2023. The Company has no continuing involvement in the Aframax/LR2 and Handysize tanker business as of and from March 7, 2023 (Note 1).

The components of the income from discontinued operations for the period January 1, 2023 through March 7, 2023 in the consolidated statements of comprehensive income consisted of the following:

January 1 through March 7,
2023
REVENUES:
Time charter revenues	914,000
Voyage charter revenues	7,930
Pool revenues	22,447,344
Total vessel revenues	23,369,274

EXPENSES:
Voyage expenses (including $294,831 to related party for the period January 1, 2023 through March 7, 2023)	(374,396)
Vessel operating expenses	(3,769,132)
Management fees to related parties	(507,000)
Depreciation and amortization	(1,493,759)
Recovery of provision for doubtful accounts	266,732
Total expenses	(5,877,555)

Operating income	17,491,719

OTHER INCOME:
Interest and finance costs	(220,061)
Interest income	253,165
Foreign exchange losses	(11,554)
Total other income, net	21,550

Net income and comprehensive income from discontinued operations, before taxes	$17,513,269
Income taxes	(173,937)
Net income and comprehensive income from discontinued operations, net of taxes	$17,339,332